Shareholder Fees {- Fidelity Managed Retirement Income Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-05 | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none